UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 88.8%
Beverages – 1.9%
79,000	The Coca-Cola Co.	$ 6,177,010

Capital Markets – 2.4%
69,600	Franklin Resources, Inc.	7,724,904

Chemicals – 5.1%
72,300	Praxair, Inc.	7,861,179
162,200	The Valspar Corp.	8,513,878

		16,375,057

Commercial Services & Supplies – 2.1%
169,600	Mine Safety Appliances Co.	6,824,704

Communications Equipment – 2.3%
171,100	Harris Corp.	7,160,535

Electrical Equipment – 2.5%
82,000	Roper Industries, Inc.	8,083,560

Food Products – 4.6%
133,000	McCormick & Co., Inc.	8,066,450
111,800	Nestle SA ADR	6,678,932

		14,745,382

Health Care Providers & Services – 2.8%
208,300	Cardinal Health, Inc.	8,748,600

Hotels, Restaurants & Leisure – 2.6%
93,600	McDonald’s Corp.	8,286,408

Household Products – 2.8%
158,000	Church & Dwight Co., Inc.	8,764,260

Insurance – 2.5%
255,000	HCC Insurance Holdings, Inc.	8,007,000

IT Services – 5.0%
118,000	Automatic Data Processing, Inc.	6,567,880
47,000	International Business Machines Corp.	9,192,260

		15,760,140

Leisure Equipment & Products – 2.7%
120,400	Polaris Industries, Inc.	8,606,192

Machinery – 2.1%
5,600	Caterpillar, Inc.	475,496
81,800	Parker Hannifin Corp.	6,288,784

		6,764,280

Metals & Mining – 1.5%
125,700	Nucor Corp.	4,764,030

Oil, Gas & Consumable Fuels – 18.9%
25,000	DCP Midstream Partners LP	1,053,750
115,500	El Paso Pipeline Partners LP	3,903,900
108,400	Energy Transfer Equity LP	4,446,568
121,900	Enterprise Products Partners LP	6,246,156

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
225,800	Linn Energy LLC	$ 8,602,980
94,000	Magellan Midstream Partners LP	6,640,160
95,300	MarkWest Energy Partners LP	4,699,243
85,200	Natural Resource Partners LP	1,888,884
71,500	ONEOK Partners LP	3,843,125
78,600	Plains All American Pipeline LP	6,351,666
68,600	Sunoco Logistics Partners LP	2,488,122
90,600	Western Gas Partners LP	3,952,878
113,300	Williams Partners LP	5,918,792

		60,036,224

Personal Products – 1.9%
127,900	Nu Skin Enterprises, Inc. Class A	5,998,510

Pharmaceuticals – 4.6%
68,000	Novo Nordisk A/S ADR	9,883,120
123,400	Teva Pharmaceutical Industries Ltd. ADR	4,866,896

		14,750,016

Road & Rail – 4.7%
95,500	Canadian National Railway Co.	8,058,290
94,700	Norfolk Southern Corp.	6,796,619

		14,854,909

Software – 0.9%
30,000	FactSet Research Systems, Inc.	2,788,200

Specialty Retail – 5.5%
141,000	Ross Stores, Inc.	8,808,270
205,500	The TJX Cos., Inc.	8,822,115

		17,630,385

Textiles, Apparel & Luxury Goods – 2.5%
59,000	VF Corp.	7,873,550

Trading Companies & Distributors – 4.7%
165,000	Fastenal Co.	6,651,150
43,300	W.W. Grainger, Inc.	8,280,692

		14,931,842

Wireless Telecommunication Services – 2.2%
245,100	Vodafone Group PLC ADR	6,906,918

TOTAL COMMON STOCKS		$282,562,616

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 8.2%
Repurchase Agreement – 8.2%
Joint Repurchase Agreement Account II
$ 26,000,000	0.193%	07/02/12	$ 26,000,000

TOTAL INVESTMENTS – 97.0%			$308,562,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			9,606,506

NET ASSETS – 100.0%			$318,169,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$279,099,948
Gross unrealized gain	33,982,399
Gross unrealized loss	(4,519,731)
Net unrealized security gain	$29,462,668

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but not limited to significant fluctuations in U.S. foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2012:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$282,562,616	$—	$—
Short-term Investments	—	26,000,000	—
Total	$282,562,616	$26,000,000	$—

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2012, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2012, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$26,000,000	$26,000,418	$26,566,720

REPURCHASE AGREEMENTS — At June 30, 2012, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.190%	$2,629,051
Credit Suisse Securities LLC	0.150	5,258,102
Deutsche Bank Securities, Inc.	0.200	6,610,749
JPMorgan Securities LLC	0.250	4,666,566
Wells Fargo Securities LLC	0.180	6,835,532
TOTAL		$26,000,000

At June 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	03/01/27 to 06/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 07/01/42
Government National Mortgage Association	4.000	08/15/41
U.S. Treasury Notes	0.250 to 5.125	07/02/12 to 08/15/19

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Fund’s Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Liquidity Risk — The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Master Limited Partnership Risk — Investments in securities of Master Limited Partnerships (“MLPs”) involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be subject to greater risks than a fund that invests in a great number of issuers.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 28, 2012

*	Print the name and title of each signing officer under his or her signature.